Earnings (Loss) Per Common Share from Continuing Operations (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Income (loss) from continuing operations attributable to parent including preferred dividends									$ (4)		$ 256	$ (993)
Preferred Stock Dividends, Income Statement Impact									9		0	0
Income (loss) from continuing operations attributable to WPX Energy, Inc. available to common stockholders for basic and diluted earnings (loss) per common share	$ (14)	$ (74)	$ 23	$ 52	$ 269	$ 52	$ (37)	$ (28)	$ (13)		$ 256	$ (993)
Basic weighted-average shares									234.2		202.7	200.5
Diluted weighted-average shares									234.2	[1]	206.3	200.5	[1]
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock											0.0	0.0
Earnings (loss) per common share from continuing operations:
Basic (in dollars per share)	$ (0.06)	$ (0.29)	$ 0.11	$ 0.26	$ 1.32	$ 0.26	$ (0.18)	$ (0.14)	$ (0.06)		$ 1.26	$ (4.95)
Diluted (in dollars per share)	$ (0.06)	$ (0.29)	$ 0.11	$ 0.25	$ 1.30	$ 0.26	$ (0.18)	$ (0.14)	$ (0.06)		$ 1.24	$ (4.95)
Nonvested Restricted Stock Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements									1.3		2.7	2.5
Stock Options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements									0.1		0.9	1.1
Convertible Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock									15.5

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjYwM2U5M2E1MWY3YTQ0YzhhZjMwMzczYzg0OTQyNGYyfFRleHRTZWxlY3Rpb246NEI0ODNEQkM2M0ZBMkNDODc3QTdBMTBBRDE2NEEwOTIM}